SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2013
Summary Of Significant Accounting Policies Tables
Foreign currency translation
	September 30, 2013	September 30, 2012	September 30, 2011
Year end CAD : USD exchange rate	0.9705	1.017	0.9540
Average Yearly CAD : USD exchange rate	0.8747	0.9928	1.0135
Year end RMB : USD exchange rate	0.1626	N/A	N/A
Average Yearly RMB : USD exchange rate	0.1616	N/A	N/A

Property plant and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvements	10 years